Note 19 - Tax assets and liabilities- Effective tax rate (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Tax Group [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	€ (718,000,000)	€ 1,482,000,000	€ (678,000,000)
Other Spanish Entities [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	7,000,000	33,000,000	29,000,000
Foreign Entities [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	7,109,000,000	6,931,000,000	7,580,000,000
Total Member
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	6,398,000,000	8,446,000,000	6,931,000,000
Income Tax and Other Taxes [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	€ 2,053,000,000	€ 2,219,000,000	€ 2,174,000,000
Effective Tax Rate [Member]
Effective Tax Rate Line Items
Percentage Effective Tax Rate	32.10%	26.30%	31.40%